Debt	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Debt	Debt
As of June 30, 2024, the principal amount of our outstanding indebtedness totaled $45.9 billion, which excluded debt issuance costs, debt discounts and debt premium of $216 million, and our undrawn lines of credit were $10.9 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of June 30, 2024, we remained in compliance with the financial covenants across our various debt obligations.
The following table provides a summary of our indebtedness as of June 30, 2024 and December 31, 2023:

	June 30, 2024						December 31, 2023
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust (b) & AICDC (c) Notes		$30,915,349	$—	$30,915,349	3.64%	2024-2041	$31,215,349
Revolving credit facilities (d)		9,300,000	9,275,000	25,000	6.88%	2025-2027	25,000
Other unsecured debt		3,975,000	—	3,975,000	6.75%	2026-2028	3,055,000
TOTAL UNSECURED		$44,190,349	$9,275,000	$34,915,349			$34,295,349
Secured
Export credit facilities (e)	38	1,109,113	140,000	969,113	2.50%	2025-2035	1,034,687
Institutional secured term loans & secured portfolio loans	200	6,557,290	—	6,557,290	6.05%	2024-2032	7,667,363
AerFunding Revolving Credit Facility	35	2,075,000	1,199,109	875,891	7.38%	2027	1,032,151
Other secured debt (f)	10	672,028	326,954	345,074	5.87%	2025-2041	415,982
Fair value adjustment		—	—	628			993
TOTAL SECURED		$10,413,431	$1,666,063	$8,747,996			$10,151,176
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	6.63%	2045-2079	2,250,000
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,250,000
Debt issuance costs, debt discounts and debt premium				(216,156)			(212,622)
	283	$56,853,780	$10,941,063	$45,697,189			$46,483,903

(a)The weighted average interest rate for our floating rate debt of $10.6 billion is calculated based on the applicable U.S. dollar SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the ten aircraft, 74 engines are pledged as collateral.
15. Debt (Continued)
Additional details of the principal terms of our indebtedness can be found in our Annual Report on Form 20-F for the year ended December 31, 2023, filed with the SEC on February 23, 2024. The material changes to our indebtedness since the filing of that report, except for scheduled repayments, are described below.
AerCap Trust and AICDC Notes
In January 2024, AerCap Trust and AICDC co-issued $800 million aggregate principal amount of 5.10% Senior Notes due 2029 and $700 million aggregate principal amount 5.30% Senior Notes due 2034.
In April 2024, AerCap Trust and AICDC completed an exchange offer whereby outstanding privately-placed 6.45% Senior Notes due 2027 that were issued in November 2023 were exchanged for a like principal amount of new 6.45% Senior Notes due 2027, pursuant to an SEC-registered public offering.
Other unsecured debt
In May 2024, we entered into a $1 billion unsecured term loan (Terapon), with a maturity of May 2028.
Institutional secured term loans
In May 2024, we amended our Setanta term loan. The loan was downsized to $1 billion and re-priced. All other terms remain the same.
AerFunding Revolving Credit Facility amendment and extension
In April 2006, AerFunding entered into a non-recourse senior secured revolving credit facility which was subsequently upsized and amended. In July 2024, AerFunding amended this facility, extending the revolving period to July 2027, following which there is a 24-month term out period. The final maturity date of the AerFunding Revolving Credit Facility is July 2029.
Junior Subordinated Notes
In July 2024, AerCap Trust and AICDC co-issued $750 million aggregate principal amount of 6.950% fixed-rate reset junior subordinated notes due 2055. The Junior Subordinated Notes are fully and unconditionally guaranteed on a junior subordinated basis by the Company and certain other subsidiaries of the Company.